PROPERTY, PLANT AND EQUIPMENT (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Payables for capital expenditure at the beginning of the period	$ (13.6)	$ (11.1)	$ (14.4)
Additions of property, plant and equipment (note 13)	(59.0)	(67.7)	(76.3)
Payables for capital expenditure at the end of the period	15.2	13.6	11.1
Currency translation adjustments	(0.2)	0.1	0.0
Total cash flow	$ (57.6)	$ (65.1)	$ (79.6)